Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Income (loss) from continuing operations before non-controlling interests	$ (3,377,240)	$ 334,298	$ 767,136
Income (loss) from discontinued operation, net of tax	(36,404)	(57,376)	1,424,301
Net income (loss)	(3,413,644)	276,922	2,191,437
Other comprehensive (loss) income
Foreign currency translation adjustment	973,379	438,839	(236,566)
Unrealized gain on investments in available-for-sale debt investments	58,461
Comprehensive income (loss)	(2,381,804)	715,761	1,954,871
Less: Comprehensive income (loss) attributable to non-controlling interests	(257,185)	171,477	409,298
Comprehensive income (loss) attributable to EZGO Technologies Ltd.’s shareholders	$ (2,124,619)	$ 544,284	$ 1,545,573